Liabilities and off-balance sheet commitments by maturity - Schedule of maturity of financial and non-financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss
Deposits from banks	€ 16,723	€ 23,257
Customer deposits	691,661	650,276
– Other trading liabilities	9,089	14,087
– Trading derivatives	26,166	23,132
– Non-trading derivatives	2,101	2,019
– Designated as at fair value through profit or loss	49,543	55,400
Debt securities in issue2	142,367	124,670
Subordinated loans	17,878	15,401
Lease liabilities	1,116	1,162
Financial liabilities	956,646	909,403
Other liabilities	13,512	15,268
Total liabilities	970,158	924,671
Coupon interest due on financial liabilities	28,632	24,153
Contingent liabilities	43,296	42,821
Guarantees issued by ING Groep N.V.	210	197
Irrevocable facilities	175,222	166,810
Contingent liabilities and commitments	218,728	209,828
Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities		2
Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	26,908	27,894
Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	16,388	14,925
Less than 1 month
Financial liabilities at fair value through profit or loss
Deposits from banks	9,104	9,294
Customer deposits	610,184	583,335
– Other trading liabilities	5,790	10,981
– Trading derivatives	2,631	2,292
– Non-trading derivatives	419	505
– Designated as at fair value through profit or loss	32,644	29,856
Debt securities in issue2	1,949	3,442
Subordinated loans
Lease liabilities	20	17
Financial liabilities	662,741	639,722
Other liabilities	7,718	9,739
Total liabilities	670,459	649,462
Coupon interest due on financial liabilities	2,284	1,047
Guarantees issued by ING Groep N.V.	210	197
Irrevocable facilities	175,000	166,361
Contingent liabilities and commitments	217,953	208,825
Less than 1 month | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities		2
Less than 1 month | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	26,355	27,340
Less than 1 month | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	16,388	14,925
1 to 3 months
Financial liabilities at fair value through profit or loss
Deposits from banks	1,367	7,800
Customer deposits	23,312	19,510
– Other trading liabilities	230	697
– Trading derivatives	2,367	2,243
– Non-trading derivatives	57	96
– Designated as at fair value through profit or loss	5,842	12,754
Debt securities in issue2	18,610	10,801
Subordinated loans
Lease liabilities	44	45
Financial liabilities	51,829	53,946
Other liabilities	530	619
Total liabilities	52,359	54,565
Coupon interest due on financial liabilities	1,603	1,653
Guarantees issued by ING Groep N.V.
Irrevocable facilities	9	12
Contingent liabilities and commitments	9	12
1 to 3 months | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 3 months | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 3 months | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
3-12 months
Financial liabilities at fair value through profit or loss
Deposits from banks	2,085	2,074
Customer deposits	49,284	40,976
– Other trading liabilities	313	545
– Trading derivatives	3,730	5,148
– Non-trading derivatives	(36)	139
– Designated as at fair value through profit or loss	1,798	5,442
Debt securities in issue2	33,037	34,882
Subordinated loans
Lease liabilities	162	175
Financial liabilities	90,375	89,381
Other liabilities	3,371	2,829
Total liabilities	93,745	92,209
Coupon interest due on financial liabilities	5,903	6,014
Guarantees issued by ING Groep N.V.
Irrevocable facilities	15	63
Contingent liabilities and commitments	15	63
3-12 months | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
3-12 months | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
3-12 months | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
1-5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	1,637	1,898
Customer deposits	4,448	3,585
– Other trading liabilities	1,325	1,003
– Trading derivatives	7,641	10,204
– Non-trading derivatives	711	1,002
– Designated as at fair value through profit or loss	5,097	3,834
Debt securities in issue2	55,221	47,134
Subordinated loans
Lease liabilities	607	627
Financial liabilities	76,688	69,286
Other liabilities	1,423	1,662
Total liabilities	78,111	70,948
Coupon interest due on financial liabilities	10,191	10,007
Guarantees issued by ING Groep N.V.
Irrevocable facilities	143	314
Contingent liabilities and commitments	146	318
1-5 years | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
1-5 years | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	3	4
1-5 years | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
More than 5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	2,484	2,002
Customer deposits	2,081	1,931
– Other trading liabilities	1,465	897
– Trading derivatives	5,499	7,110
– Non-trading derivatives	149	355
– Designated as at fair value through profit or loss	4,367	3,546
Debt securities in issue2	34,857	31,196
Subordinated loans	9,962	9,104
Lease liabilities	328	359
Financial liabilities	61,191	56,500
Other liabilities	470	420
Total liabilities	61,661	56,920
Coupon interest due on financial liabilities	8,137	5,030
Guarantees issued by ING Groep N.V.
Irrevocable facilities	56	60
Contingent liabilities and commitments	606	610
More than 5 years | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
More than 5 years | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	550	550
More than 5 years | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable
Financial liabilities at fair value through profit or loss
Deposits from banks
Customer deposits
– Other trading liabilities
– Trading derivatives
– Non-trading derivatives
– Designated as at fair value through profit or loss	34	25
Debt securities in issue2
Subordinated loans	8,415	6,988
Lease liabilities
Financial liabilities	8,448	7,014
Other liabilities
Total liabilities	8,448	7,014
Coupon interest due on financial liabilities	514	402
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Maturity not applicable | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment
Financial liabilities at fair value through profit or loss
Deposits from banks	47	189
Customer deposits	2,352	939
– Other trading liabilities	(34)	(36)
– Trading derivatives	4,298	(3,865)
– Non-trading derivatives	801	(78)
– Designated as at fair value through profit or loss	(239)	(57)
Debt securities in issue2	(1,307)	(2,786)
Subordinated loans	(499)	(691)
Lease liabilities	(45)	(61)
Financial liabilities	5,374	(6,446)
Other liabilities
Total liabilities	5,374	(6,446)
Coupon interest due on financial liabilities
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Adjustment | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities